Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Summary of Significant Accounting Policies [Abstract]
Schedule of weighted-average Black-Scholes assumptions
	For the Three Months Ended June 30,		For Six Months Ended June 30,
	2017	2016	2017	2016
Expected life	8 years	6 years	7 years	6 years
Risk free interest rate	2.14%	1.25%	2.12%	1.25%
Expected volatility	79%	79%	79%	79%
Expected dividend yield	0%	0%	0%	0%
Forfeiture rate	0%	0%	0%	0%

	For the Years Ended December 31,
	2016	2015
Expected life	6 years	2 years
Risk free interest rate	1.31%	0.71%
Expected volatility	79%	80%
Expected dividend yield	0%	0%
Forfeiture rate	0%	0%

Schedule of antidilutive securities excluded from computation of diluted net loss per share
	As of June 30,
	2017	2016
Options	5,513,497	4,912,715
Warrants	951,635	7,940,733
Totals	6,465,132	12,853,448

	As of December 31,
	2016	2015
Warrants	6,681,051	7,936,391
Options	4,652,497	3,724,083
Totals	11,333,548	11,660,474